Stock Compensation - Schedule of Outstanding Stock Options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Outstanding Stock Options [Abstract]
Number of Shares, Beginning Balance	9,459	9,459
Weighted Average Exercise Price, Beginning Balance	$ 33.88	$ 33.88
Aggregate Intrinsic Value, Beginning Balance
Number of Shares, Issued	185,320		9,459
Weighted Average Exercise Price, Issued	$ 1.62		$ 33.88
Weighted Average Remaining Life (years), Issued	10 years		10 years
Aggregate Intrinsic Value, Issued
Number of Shares, Expired and forfeited	(2,718)
Weighted Average Exercise Price, Expired and forfeited
Aggregate Intrinsic Value, Expired and forfeited
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of Shares, Ending Balance	192,061	9,459	9,459
Weighted Average Exercise Price, Ending Balance	$ 2.75	$ 33.88	$ 33.88
Weighted Average Remaining Life(years), Ending Balance	9 years 9 months 29 days	9 years 6 months	9 years 8 months 26 days
Aggregate Intrinsic Value, Ending Balance
Number of Shares, Ending Balance	192,061	9,459	9,459
Aggregate Intrinsic Value, Ending Balance